Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance Table
Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)(1)	Compensation Actually Paid (“CAP”) to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average CAP to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)(7)	Net Revenue (millions)(8)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
FY24	$12,696,193	$20,232,219	$4,210,525	$6,196,433	$172.64	$119.33	$287.9	$5,073.6
FY23	$13,646,142	$8,374,448	$4,356,720	$3,125,074	$135.09	$107.36	$310.2	$5,564.5
FY22	$16,630,540	$14,380,833	$5,212,505	$2,945,996	$142.13	$95.61	$471.0	$5,301.2
FY21	$11,870,290	$26,615,099	$3,963,437	$8,587,668	$154.61	$127.87	$252.7	$4,735.4
FY20	$11,420,651	$8,165,729	$3,445,381	$2,562,896	$94.66	$122.04	$257.8	$4,445.1

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Rahim (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) represent the amount of  “compensation actually paid” to Mr. Rahim, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or received by Mr. Rahim during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Rahim’s total compensation to determine the “compensation actually paid” for the last completed fiscal year:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
FY24	$12,696,193	$10,718,736	$18,254,762	$20,232,219

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The table below shows the amounts deducted or added for purposes of determining the equity award adjustments for the last completed fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value from End of the Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
FY24	$8,465,152	$6,303,635	$—	$3,485,975	$—	$—	$18,254,762

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Rahim, who has served as our CEO since 2014) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Rahim) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023 and 2024, Manoj Leelanivas, Kenneth Miller, Robert Mobassaly, and Christopher Kaddaras, (ii) for 2022, Manoj Leelanivas, Kenneth Miller, Robert Mobassaly, Christopher Kaddaras, and Marcus Jewell; (iii) for 2021, Anand Athreya, Manoj Leelanivas, Kenneth Miller, and Marcus Jewell; and (iv) for 2020, Anand Athreya, Manoj Leelanivas, Brian Martin, and Kenneth Miller.

(4)
The dollar amounts reported in column (e) represent the average amount of  “compensation actually paid” to the NEOs as a group (excluding Mr. Rahim), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Rahim) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Rahim) to determine the compensation actually paid for the last completed fiscal year, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
FY24	$4,210,525	$3,268,191	$5,254,099	$6,196,433

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value from End of the Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
FY24	$2,332,351	$1,692,241	$346,875	$882,632	$—	$—	$5,254,099

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of the applicable measurement period and December 31, 2019 by the Company’s share price at December 31, 2019, the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Telecommunications Index.

(7)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)
Net Revenue is calculated in accordance with GAAP. While we use numerous financial and non-financial performance measures to evaluate performance under the Company’s compensation programs, net revenue is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	Net Revenue
Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Rahim (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Rahim, who has served as our CEO since 2014) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Rahim) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023 and 2024, Manoj Leelanivas, Kenneth Miller, Robert Mobassaly, and Christopher Kaddaras, (ii) for 2022, Manoj Leelanivas, Kenneth Miller, Robert Mobassaly, Christopher Kaddaras, and Marcus Jewell; (iii) for 2021, Anand Athreya, Manoj Leelanivas, Kenneth Miller, and Marcus Jewell; and (iv) for 2020, Anand Athreya, Manoj Leelanivas, Brian Martin, and Kenneth Miller.

Peer Group Issuers, Footnote
(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of the applicable measurement period and December 31, 2019 by the Company’s share price at December 31, 2019, the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Telecommunications Index.

PEO Total Compensation Amount	$ 12,696,193	$ 13,646,142	$ 16,630,540	$ 11,870,290	$ 11,420,651
PEO Actually Paid Compensation Amount	$ 20,232,219	8,374,448	14,380,833	26,615,099	8,165,729
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of  “compensation actually paid” to Mr. Rahim, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or received by Mr. Rahim during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Rahim’s total compensation to determine the “compensation actually paid” for the last completed fiscal year:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
FY24	$12,696,193	$10,718,736	$18,254,762	$20,232,219

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The table below shows the amounts deducted or added for purposes of determining the equity award adjustments for the last completed fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value from End of the Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
FY24	$8,465,152	$6,303,635	$—	$3,485,975	$—	$—	$18,254,762

Non-PEO NEO Average Total Compensation Amount	$ 4,210,525	4,356,720	5,212,505	3,963,437	3,445,381
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,196,433	3,125,074	2,945,996	8,587,668	2,562,896
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of  “compensation actually paid” to the NEOs as a group (excluding Mr. Rahim), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Rahim) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Rahim) to determine the compensation actually paid for the last completed fiscal year, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
FY24	$4,210,525	$3,268,191	$5,254,099	$6,196,433

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value from End of the Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
FY24	$2,332,351	$1,692,241	$346,875	$882,632	$—	$—	$5,254,099

Compensation Actually Paid vs. Total Shareholder Return
The following graph shows that the amount of compensation actually paid to our CEO and the average amount of compensation actually paid to our non-CEO NEOs as a group is generally aligned with the Company’s cumulative TSR over the five years presented in the table. The alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is because equity awards comprise a significant portion of the compensation actually paid to the CEO and other NEOs. As described in more detail in the section “Executive Compensation — Compensation Discussion and Analysis — Appropriate Pay Mix,” the Company targets that approximately 90% of the value of total compensation awarded to the CEO and approximately 83% of the value of total compensation awarded to the other NEOs is composed of equity awards, including restricted stock units and performance-based restricted stock units.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The following graph shows the amount of compensation actually paid to Mr. Rahim compared to the average amount of compensation actually paid to our NEOs as a group (excluding Mr. Rahim) from fiscal 2020 through fiscal 2024. While we do not use net income specifically as a performance measure in the overall executive compensation program, it is strongly correlated with net revenue and non-GAAP operating margin, which we used as metrics for performance-based equity awards in fiscal 2024, and non-GAAP EPS, which we used as a metric for performance-based equity awards from fiscal 2020 through fiscal 2023, as described in more detail in the section “Executive Compensation — Compensation Discussion and Analysis”.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Revenue
As shown by the following graph, the amount of compensation actually paid to Mr. Rahim and the average amount of compensation actually paid to our NEOs as a group (excluding Mr. Rahim) is generally aligned with our net revenue over the first four years presented in the table, with the HPE Merger-affected stock price primarily causing the lack of correlation in fiscal 2024. While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, net revenue is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to Company performance. We use net revenue when setting goals in our short-term incentive compensation program, as well as for setting goals for the performance-based RSUs that are awarded to our NEOs, as described in more detail in the section “Executive Compensation — Compensation Discussion and Analysis.”

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company vs. Peer Group
In this Pay vs. Performance section, the Company’s peer group is the Nasdaq Telecommunications Index, which we use for purposes of Item 201(e)(ii) of Regulation S-K. The performance graph below shows the cumulative total stockholder return over a five-year period assuming the investment of $100 on December 31, 2019, in each of Juniper Networks’ common stock and the Nasdaq Telecommunications Index. Total stockholder return assumes reinvestment of all dividends.

Tabular List, Table
Financial Performance Measures
The most important financial performance measures we used to link executive compensation to Company performance during FY24 were:
•
Revenue

Non-GAAP Operating Margin

Annual Recurring Revenue

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Total Shareholder Return Amount	$ 172.64	135.09	142.13	154.61	94.66
Peer Group Total Shareholder Return Amount	119.33	107.36	95.61	127.87	122.04
Net Income (Loss)	$ 287,900,000	$ 310,200,000	$ 471,000,000	$ 252,700,000	$ 257,800,000
Company Selected Measure Amount	5,073.6	5,564,500,000	5,301,200,000	4,735,400,000	4,445,100,000
PEO Name	Mr. Rahim
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description
(8)
Net Revenue is calculated in accordance with GAAP. While we use numerous financial and non-financial performance measures to evaluate performance under the Company’s compensation programs, net revenue is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to Company performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Annual Recurring Revenue
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,718,736)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,254,762
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,465,152
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,303,635
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,485,975
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,268,191)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,254,099
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,332,351
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,692,241
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	346,875
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	882,632
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount